Prepayments and Other Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense And Other Assets Current [Abstract]
Prepayments	$ 3,859	$ 5,119
Deposits	1,389	2,344
Export tax receivable	744	507
VAT recoverable	729	118
Others	814	1,505
Total of prepayments and other assets	$ 7,535	$ 9,593